Financial Instruments and Risk Management (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management
Short term loan	$ 289,262	$ 0
Cash deposit	13,068	113,998
Receivable due from related party	423,020	224,400
Trade and accrued payables	$ 15,362	$ 13,319